Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting policies:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2013, filed with the SEC on February 21, 2014 (the "Consolidated Financial Statements for the year ended December 31, 2013"). There have been no material changes to these policies in the six month period ended June 30, 2014.

New accounting pronouncements

Revenue from Contracts with Customers: The Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) (collectively, the “Boards”) jointly issued a standard in May 2014 that will supersede virtually all of the existing revenue recognition guidance in US GAAP and International Financial Reporting Standards (“IFRS”) and is effective for annual periods beginning on or after January 1, 2017. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard's requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity's ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. The guidance in Accounting Standard Update (“ASU”) 2014-09 Revenue from Contracts with Customers (Topic 606) supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, this ASU supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU. Management is in the process of accessing the impact of the new standard on Company's financial position and performance.